Pensions - Investment strategy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019 [1]
Pensions
Notional amount	£ 179	£ 181
Fair value of assets	166,523	150,029	[1]	£ 133,349
Fair value of liabilities	160,705	146,879	[1]	£ 128,897
Inflation rate swaps
Pensions
Notional amount	18,000	16,000
Fair value of assets	1,390	909
Fair value of liabilities	1,716	1,094
Interest rate swaps
Pensions
Notional amount	68,000	57,000
Fair value of assets	11,197	6,407
Fair value of liabilities	6,215	2,992
Currency forwards
Pensions
Notional amount	11,000	9,000
Fair value of assets	334	215
Fair value of liabilities	38	42
Equity and bond call options
Pensions
Notional amount	1,000	1,000
Fair value of assets	169	122
Fair value of liabilities	1
Equity and bond put options
Pensions
Notional amount	3,000	5,000
Fair value of assets	1	3
Fair value of liabilities	19	1
Other
Pensions
Notional amount	2,000	3,000
Fair value of assets	63	124
Fair value of liabilities	£ 17	£ 13
Main Scheme
Pensions
Percentage of total plan assets	90.00%	90.00%
Equities	8.50%	8.70%
Index-linked bonds	49.40%	47.80%
Government bonds	6.20%	9.30%
Corporate and other bonds	16.80%	16.60%
Real estate	4.20%	4.80%
Derivatives	10.00%	7.80%
Cash and other assets	4.90%	5.00%
Total	100.00%	100.00%
Percentage of collateral	104.00%
Maximum percentage of indirect investment by trustees	5.00%
Main Scheme | Swap
Pensions
Notional amount	£ 88,000	£ 75,000
Fair value of assets	£ 4,706	£ 3,340
Quoted
Pensions
Equities	3.90%	3.90%
Index-linked bonds	49.40%	47.80%
Government bonds	6.20%	9.30%
Corporate and other bonds	11.80%	11.60%
Total	71.30%	72.60%
Unquoted
Pensions
Equities	4.60%	4.80%
Corporate and other bonds	5.00%	5.00%
Real estate	4.20%	4.80%
Derivatives	10.00%	7.80%
Cash and other assets	4.90%	5.00%
Total	28.70%	27.40%

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.